Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared according to United States generally accepted accounting principles (“U.S. GAAP”)

a.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, costs and expenses and related disclosures in the accompanying notes. Significant items subject to such estimates and assumptions include, but are not limited to, the fair value of financial assets and liabilities, the useful lives of property and equipment and the determination of the fair value of the Company’s share-based compensation. The Company bases these estimates on historical and anticipated results, trends and various other assumptions that it believes are reasonable under the circumstances, including assumptions as to future events. Actual results could differ from those estimates.

The duration, scope and effects of the ongoing COVID-19 pandemic, government and other third-party responses to it, and the related macroeconomic effects, including to the Company’s business and the business of the Company’s suppliers are uncertain, rapidly changing and difficult to predict. As a result, the Company’s accounting estimates and assumptions may change over time in response to this evolving situation.

The Company considered the impact of COVID-19 on the estimates and assumptions and determined that there were no material adverse impacts on the consolidated financial statements for the period ended December 31, 2021.

b.	Consolidated financial statements in United States of America dollars:

The accompanying consolidated financial statements have been prepared in United States of America dollars (“USD”, “$” or “U.S. dollars”).

A substantial portion of the Company’s expenses are incurred in New Israeli Shekels (“NIS”). However, the Company finances its operations mainly in U.S. dollars, a substantial portion of its expenses are incurred in U.S. dollars and potential revenues from its primary markets are anticipated to be generated in U.S. dollars. As such, the Company’s management believes that the U.S. dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company is the U.S. dollar.

Transactions and balances denominated in U.S. dollars are presented at their original amounts. Monetary accounts maintained in currencies other than the dollar are re-measured into U.S. dollars in accordance with Accounting Standards Codification (“ASC”) No. 830, “Foreign Currency Matters”. All transaction gains and losses of the re-measurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents are short-term, highly liquid investments that are readily convertible into cash with an original maturity of three months or less, at the date acquired.

e.	Restricted cash:

Restricted cash is primarily invested in certificates of deposit and is used as security for the Company’s lease commitments and hedging activities. The following table provides a reconciliation of the cash and cash equivalents balances reported on the balance sheets and the cash, cash equivalents and restricted cash balances reported in the statements of cash flows:

	December 31,
	2021	2020

Cash and cash equivalents	$9,819	$4,319
Restricted cash	397	390
Restricted cash in other long-term assets	240	199

Cash, cash equivalents, and restricted cash, as reported in the statements of cash flows	$10,456	$4,908

f.	Segment reporting:

The Company identifies operating segments in accordance with ASC No. 280, “Segment Reporting”, as components of an entity for which discrete financial information is available and is regularly reviewed by the chief operating decision maker, or decision-making group, in making decisions regarding resource allocation and evaluating financial performance. The Company’s chief operating decision maker is its chief executive officer. The Company determined it operates in one operating segment.

g.	Short-term deposits:

A Short-term bank deposit is a deposit with a maturity of more than three months, but less than one year. Deposits in U.S. dollars bear interest at rates ranging from 1.1%-1.25%, per annum, as of December 31, 2021. Short-term deposits are presented at cost, which approximates market value due to their short maturities.

h.	Long-term deposits:

A Long-term bank deposit is a deposit with a maturity of more than one year. As of December 31, 2021, the Company has no long-term deposits.

i.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following rates:

%
Computers and software	33
Laboratory equipment	10 - 15
Furniture and office equipment	15
Leasehold improvements	Over the shorter of the term of the lease or its useful life

Down payments for property and equipment are recorded at cost and included in other long-term assets in the accompanying consolidated balance sheet. Once the corresponding property and equipment item has been received, it will be reclassified to property and equipment and depreciated.

j.	Impairment of long-lived assets:

The Company’s long-lived assets are reviewed for impairment in accordance with ASC No. 360, “Property, Plant and Equipment”, whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. As of December 31, 2021 and 2020, no impairment losses have been identified.

k.	Research and development, net expenses:

Research and development expenses consist of personnel costs (including salaries, benefits and share-based compensation), materials, consulting fees and payments to subcontractors, chemical, manufacturing and control activities, costs associated with obtaining regulatory approvals, executing pre-clinical and clinical studies and maintenance and prosecution of the Company’s intellectual property rights. In addition, research and development expenses include overhead allocations consisting of various administrative and facilities related costs. The Company charges research and development expenses as expenses when incurred and are presented net of government grants (see Note 2.l).

l.	Grants and participations:

Royalty-bearing grants from the Israeli Innovation Authority (“IIA”) of the Ministry of Economy and Industry in Israel for funding of approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred, and are presented as a deduction from research and development expenses. Non-royalty-bearing grants from the IIA MAGNET program and from European Commission’s Seventh Framework Programme for Research (“FP7”) for funding approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred, and are presented as a deduction from research and development expenses.

Since the payment of royalties is not probable when the grants are received, the Company does not record a liability for amounts received from IIA until the related revenues are recognized. In the event of failure of a project that was partly financed by IIA, the Company will not be obligated to pay any royalties or repay the amounts received.

The Company recognizes participations in research and development, as a reduction from research and development expenses in the amount of $542 for the year ended December 31, 2021 (no grants were received for the years ended December 31, 2020 and 2019).

From inception up until December 31, 2021, the Company received a total of $6,672 in grants, out of which royalty-bearing grants in the amount of $4,888 from the IIA, non-royalty bearing grants in the amount of $1,057 from the IIA (out of which $504 were received during the year ended December 31, 2021) and non-royalty bearing grants in the amount of $727 from the FP7.

m.	Accounting for share-based compensation:

Share-based compensation expense related to share-based awards is recognized based on the fair value of the awards granted and recognized as an expense on a straight-line basis over the requisite service period for share options. The fair value of each option award is estimated on the grant date using the Black-Scholes option pricing model. The Black-Scholes option pricing model requires the input of highly subjective assumptions, including the expected term of the award, the expected volatility of the price of the Company’s Ordinary shares, risk-free interest rates, and the expected dividend yield of Ordinary shares. The assumptions used to determine the fair value of the share awards represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment. Forfeitures are accounted for as they occur instead of estimating the number of awards expected to be forfeited.

n.	Basic and diluted loss per share:

The Company computes loss per share using the two-class method required for participating securities. The two-class method requires income available to Ordinary shareholders for the period to be allocated between Ordinary shares and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The Company considered its convertible preferred shares to be participating securities as the holders of the convertible preferred shares would be entitled to dividends that would be distributed to the holders of Ordinary shares, on a pro-rata basis, on an as-converted basis. These participating securities did not contractually require the holders of such shares to participate in the Company’s losses. As such, during the periods when the Company is in a loss position, the loss attributable to Ordinary shareholders was not allocated to the convertible preferred shares under the two-class method as these securities did not have a contractual obligation to share in the Company’s losses.

The Company’s basic loss per share is calculated by dividing the loss attributable to Ordinary shareholders by the weighted-average number of shares of Ordinary shares outstanding for the period, without consideration of potentially dilutive securities. The diluted loss per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury share method or the if-converted method based on the nature of such securities. Diluted loss per share is the same as basic loss per share in periods when the effects of potentially dilutive shares of Ordinary shares are anti-dilutive.

o.	Convertible preferred shares and convertible preferred shares warrant liability:

The terms of the convertible preferred A, A-1, B, B-1, C-1, C-2, D-1, D-3, E and E-1 shares allowed the holders to redeem shares, under certain circumstances, outside of the Company’s control. Therefore, these shares were classified as mezzanine equity on the balance sheet and not included as a component of shareholders’ deficit before the IPO. The carrying value of the convertible preferred shares is equal to cost.

The Company has not adjusted the carrying value to redemption value since it is not probable that the convertible preferred shares will be redeemed.

Please refer to Note 9.a for more information.

Warrants to purchase the Company’s convertible preferred shares were classified as a liability on the balance sheet, and measured at fair value, as the underlying shares are contingently redeemable (upon a deemed liquidation event) and, therefore, may obligate the Company to transfer assets at some point in the future. The warrants were subject to re-measurement to fair value at each balance sheet date and any change in fair value was recognized as a component of financial expenses, net, in the statements of operation. Following the Company’s IPO, the warrants can only be exercised into the Company’s ordinary equity shares. Consequently, as of the IPO date, the Company reclassified the warrants as equity since the warrants are not an ASC No. 480 “Distinguishing Liabilities from Equity” (“ASC 480”) liability, are indexed to the Company’s own stock and can be classified as equity pursuant to ASC No. 815-40 “Derivatives and Hedging” (“ASC 815”).

p.	Fair value of financial instruments:

The Company applies ASC No. 820, “Fair Value Measurements and Disclosures” (“ASC 820”), pursuant to which fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company.

Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value is an exit price, representing the amount that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) in active markets for identical assets and liabilities.

Level 2 -	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 -	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The carrying amounts of cash and cash equivalents, restricted cash, short-term deposits, long-term deposits, prepaid expenses and other current assets, trade payables, accrued expenses and other current and non-current liabilities approximate their fair value due to the short-term maturity of such instruments.

q.	Derivative financial instruments:

The Company accounts for derivatives and hedging based on ASC 815, as amended and related interpretations. ASC 815 requires the Company to recognize all derivatives on the balance sheet at fair value. If a derivative meets the definition of a hedge and is so designated, depending on the nature of the hedge, changes in the fair value of the derivative will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings (for fair value hedge transactions) or recognized in other comprehensive income (loss) until the hedged item is recognized in earnings (for cash flow hedge transactions).

The ineffective portion of a derivative’s change in fair value is recognized in earnings. If a derivative does not meet the definition of a hedge, the changes in the fair value are included in earnings. Cash flows related to such hedges are classified as operating activities. The Company enters into option and forward contracts in order to limit the exposure to exchange rate fluctuation associated with expenses mainly incurred in NIS. Since the derivative instruments that the Company holds do not meet the definition of hedging instruments under ASC 815, any gain or loss derived from such instruments is recognized immediately as “financial (income) expense, net”.

The Company measured the fair value of the contracts in accordance with ASC 820. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. As of December 31, 2021 and 2020, the fair value of the options and forward contracts was $28 and $62, respectively, which were presented as prepaid expenses and other current assets. Financial income (loss) for the years ended December 31, 2021, 2020 and 2019, amounted to $58, $81 and $(10), respectively.

r.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, “Income Taxes” (“ASC 740”). ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance to reduce deferred tax assets to their estimated realizable value, if needed.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. As of December 31, 2021 and 2020, no liability for unrecognized tax benefits was recorded as a result of ASC 740.

The Company’s policy is to accrue interest and penalties related to unrecognized tax benefits in its taxes on income.

s.	Concentration of credit risks:

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents.

Cash, cash equivalents, restricted cash and short-term deposits are deposited in major banks in Israel and in the United States of America. Such investments may be in excess of insured limits or not insured. Generally, cash and cash equivalents may be redeemed upon demand and, therefore, bear minimal risk.

The Company utilizes option and forward contracts to protect against the risk of overall changes in exchange rates. The derivative instruments hedge a portion of the Company’s non-dollar currency exposure. Counterparties to the Company’s derivative instruments are all major financial institutions.

t.	Severance pay:

All the Company’s employees who are Israeli citizens have subscribed to Section 14 of Israel’s Severance Pay Law, 5723-1963 (“Section 14”). Pursuant to Section 14, employees covered by this section are entitled to monthly deposits at a rate of 8.33% of their monthly salary, made on their behalf by the Company. Payments in accordance with Section 14 release the Company from any future severance liabilities in respect of those employees. Neither severance pay liability nor severance pay fund under Section 14 for such employees is recorded on the Company’s consolidated balance sheets. Severance pay expense for the years ended December 31, 2021, 2020 and 2019, amounted to $547, $394 and $346, respectively.

The US Subsidiary has a Safe Harbor 401(k) plan covering all the US Subsidiary employees. All eligible employees may elect to contribute up to 100% of their payroll compensation to the plan, for 2021 and 2020, up to a maximum of $19.5 per year (for employees over 50 years of age the maximum contribution is $26 per year), of their annual compensation to the plan through salary deferrals, subject to Internal Revenue Service (“IRS”) limits. The US Subsidiary matches at 100%, on each payroll, up to 5% of the employee compensation to the plan within the IRS limitations (considering the maximum annual compensation of $285 in 2020 and $290 in 2021). During the years ended December 31, 2021, and 2020, the Company recorded expenses for matching contributions in amounts of $28 and $16, respectively.

u.	Contingent liabilities:

The Company accounts for its contingent liabilities in accordance with ASC No. 450, “Contingencies”. A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter. The Company is occasionally a party to routine claims or litigation incidental to its business. The Company does not believe that it is a party to any pending legal proceeding that is likely to have a material adverse effect on its business, financial condition or results of operations. The Company recorded an accrual in the consolidated statement of operations, which it deems appropriate.

As of December 31, 2021 and 2020, no liability due to legal matters has been accrued.

v.	Recently adopted Accounting Pronouncements:

As an “Emerging Growth Company”, the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflect this election.

No accounting pronouncements were adopted during the year ended December 31, 2021.

w.	Recently Issued Accounting Pronouncements:

In February 2016, the FASB issued ASU No. 2016-02, “Leases”, which would require lessees to recognize assets and liabilities on the balance sheet for most leases, whether operating or financing, while continuing to recognize the expenses on their income statements in a manner similar to current practice. Under this guidance, the Company would also be required to provide enhanced disclosures. The guidance states that a lessee would recognize a lease liability for the obligation to make lease payments and a right-to-use asset for the right to use the underlying asset for the lease term. The guidance will be effective for the Company beginning January 1, 2022, and interim periods in fiscal years beginning January 1, 2023.

A modified retrospective transition approach is required, applying the new standard to all leases existing at the date of initial application. The standard provides a number of optional practical expedients in transition. The Company elected to use the effective date as the date of initial application and to adopt the ‘package of practical expedients’, which permits it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs.

The Company expects adoption of the standard to have a material impact on its consolidated balance sheets which will result in the recognition of right-to-use (“ROU”) assets and lease liabilities of approximately $3,388 at January 1, 2022. The most significant impact from recognition of ROU assets and lease liabilities relates to office premises.

In December 2019, the FASB issued Accounting Standards Update (“ASU”) No. 2019-12, Income Taxes (Topic 740): “Simplifying the Accounting for Income Taxes” (ASU 2019-12), which simplifies the accounting for income taxes. The guidance is effective for interim and annual periods beginning after December 15, 2021, with early adoption permitted. The Company has adopted ASU 2019-12 as of January 1, 2022. The impact of adoption of this standard on the Company’s consolidated financial statements was immaterial.

In August 2020, the FASB issued ASU No. 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU also removes certain settlement conditions that are required for equity-linked contracts to qualify for the derivative scope exception, and it simplifies the diluted earnings per share calculation in certain areas. The Company adopted ASU 2020-06 on January 1, 2022. The adoption of the standard did not result in a material impact to the Company’s consolidated financial statements.